Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Details of Income Taxes as Reported

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Federal:
Current	$107.3	$22.8	$(53.4)
Deferred	774.8	800.1	678.6
Total Federal	882.1	822.9	625.2

State and Local:
Current	14.5	22.8	28.7
Deferred	23.0	56.9	23.8
Total State and Local	37.5	79.7	52.5

Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

AEP	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$2,052.3	$1,638.0	$1,484.2
Discontinued Operations (Net of Income Tax of $6.2, $39 and $5.9 in 2015, 2014 and 2013, Respectively)	(283.7)	(47.5)	(10.3)
Income Tax Expense Before Discontinued Operations	919.6	902.6	677.7
Pretax Income	$2,688.2	$2,493.1	$2,151.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$940.9	$872.6	$753.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	53.6	54.0	46.6
Investment Tax Credits, Net	(11.6)	(12.8)	(14.0)
State and Local Income Taxes, Net	24.4	54.3	29.1
Removal Costs	(28.8)	(23.9)	(20.9)
AFUDC	(51.6)	(41.8)	(30.5)
Valuation Allowance	17.2	(2.5)	5.1
U.K. Windfall Tax	—	—	(79.5)
Other	(24.5)	2.7	(11.3)
Income Tax Expense Before Discontinued Operations	$919.6	$902.6	$677.7

Effective Income Tax Rate	34.2%	36.2%	31.5%

Reconciliation of Significant Temporary Differences

AEP	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$2,503.9	$2,650.7
Deferred Tax Liabilities	(14,237.1)	(13,503.1)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

Property Related Temporary Differences	$(8,533.3)	$(7,883.4)
Amounts Due from Customers for Future Federal Income Taxes	(263.5)	(255.2)
Deferred State Income Taxes	(872.0)	(796.9)
Securitized Assets	(633.2)	(753.2)
Regulatory Assets	(873.6)	(694.1)
Deferred Income Taxes on Other Comprehensive Loss	72.2	59.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Net Operating Loss Carryforward	39.6	46.4
Tax Credit Carryforward	85.0	144.3
Valuation Allowance	(130.0)	(55.6)
All Other, Net	(9.8)	(53.4)
Net Deferred Tax Liabilities	$(11,733.2)	$(10,852.4)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

Amounts Accrued for Receipt of Interest

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

Amounts Accrued for Payment of Interest and Penalties

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Appalachian Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

Amounts Accrued for Receipt of Interest

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

Amounts Accrued for Payment of Interest and Penalties

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Indiana Michigan Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

Amounts Accrued for Receipt of Interest

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

Amounts Accrued for Payment of Interest and Penalties

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Ohio Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

Amounts Accrued for Receipt of Interest

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

Amounts Accrued for Payment of Interest and Penalties

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Public Service Co Of Oklahoma [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

Amounts Accrued for Receipt of Interest

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

Amounts Accrued for Payment of Interest and Penalties

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4

Southwestern Electric Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$10.9	$14.3	$58.1	$(24.2)	$(171.6)
Deferred	144.7	70.2	74.4	74.7	239.4
Deferred Investment Tax Credits	(0.7)	(4.9)	(0.3)	0.1	(1.4)
Income Tax Expense	$154.9	$79.6	$132.2	$50.6	$66.4

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$58.4	$(49.1)	$92.6	$7.7	$(10.9)
Deferred	75.7	129.1	134.5	53.8	81.9
Deferred Investment Tax Credits	(1.2)	(4.9)	(1.4)	4.4	(1.5)
Income Tax Expense	$132.9	$75.1	$225.7	$65.9	$69.5

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$340.6	$215.4	$193.2
Income Tax Expense	194.3	154.9	132.9
Pretax Income	$534.9	$370.3	$326.1

Income Taxes on Pretax Income at Statutory Rate (35%)	$187.2	$129.6	$114.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	19.8	23.5	20.3
Investment Tax Credits, Net	(0.3)	(0.6)	(1.2)
State and Local Income Taxes, Net	7.2	6.5	2.7
Removal Costs	(9.9)	(6.8)	(6.5)
AFUDC	(7.0)	(3.8)	(1.4)
Valuation Allowance	1.7	(2.5)	5.1
Other	(4.4)	9.0	(0.2)
Income Tax Expense	$194.3	$154.9	$132.9

Effective Income Tax Rate	36.3%	41.8%	40.8%

I&M	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$204.8	$155.6	$177.5
Income Tax Expense	96.1	79.6	75.1
Pretax Income	$300.9	$235.2	$252.6

Income Taxes on Pretax Income at Statutory Rate (35%)	$105.3	$82.3	$88.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	9.5	12.9	10.1
Investment Tax Credits, Net	(3.3)	(4.9)	(4.9)
State and Local Income Taxes, Net	5.8	7.7	(0.9)
Removal Costs	(12.6)	(11.3)	(9.4)
AFUDC	(6.2)	(10.0)	(10.6)
Other	(2.4)	2.9	2.4
Income Tax Expense	$96.1	$79.6	$75.1

Effective Income Tax Rate	31.9%	33.8%	29.7%

OPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$232.7	$216.4	$410.0
Income Tax Expense	126.5	132.2	225.7
Pretax Income	$359.2	$348.6	$635.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$125.7	$122.0	$222.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.2	6.7	6.8
Investment Tax Credits, Net	(0.1)	(0.2)	(1.4)
State and Local Income Taxes, Net	0.7	8.8	3.3
Other	(8.0)	(5.1)	(5.5)
Income Tax Expense	$126.5	$132.2	$225.7

Effective Income Tax Rate	35.2%	37.9%	35.5%

PSO	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$92.5	$86.9	$97.8
Income Tax Expense	51.3	50.6	65.9
Pretax Income	$143.8	$137.5	$163.7

Income Taxes on Pretax Income at Statutory Rate (35%)	$50.3	$48.1	$57.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.5	0.2	0.2
Investment Tax Credits, Net	(1.8)	(0.8)	(0.8)
State and Local Income Taxes, Net	5.1	4.8	5.4
AFUDC	(3.1)	(1.1)	(1.5)
Tax Adjustments	(0.3)	(1.2)	5.3
Other	0.6	0.6	—
Income Tax Expense	$51.3	$50.6	$65.9

Effective Income Tax Rate	35.7%	36.8%	40.3%

SWEPCo	Years Ended December 31,
	2015	2014	2013
	(in millions)
Net Income	$196.0	$144.6	$153.8
Income Tax Expense	84.8	66.4	69.5
Pretax Income	$280.8	$211.0	$223.3

Income Taxes on Pretax Income at Statutory Rate (35%)	$98.3	$73.8	$78.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.1	2.9	3.1
Depletion	(5.5)	(4.1)	(3.5)
Investment Tax Credits, Net	(1.4)	(1.4)	(1.5)
State and Local Income Taxes, Net	4.8	3.1	(1.4)
AFUDC	(9.2)	(4.2)	(2.4)
Other	(5.3)	(3.7)	(2.9)
Income Tax Expense	$84.8	$66.4	$69.5

Effective Income Tax Rate	30.2%	31.5%	31.1%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$412.9	$446.4
Deferred Tax Liabilities	(2,939.9)	(2,711.2)
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

Property Related Temporary Differences	$(1,866.0)	$(1,801.9)
Amounts Due from Customers for Future Federal Income Taxes	(68.2)	(70.4)
Deferred State Income Taxes	(308.7)	(239.7)
Regulatory Assets	(169.1)	(113.7)
Securitized Assets	(114.8)	(122.6)
Deferred Income Taxes on Other Comprehensive Loss	1.5	(2.7)
Net Operating Loss Carryforward	1.0	9.8
Tax Credit Carryforward	19.2	46.2
All Other, Net	(21.9)	30.2
Net Deferred Tax Liabilities	$(2,527.0)	$(2,264.8)

I&M	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$837.4	$911.8
Deferred Tax Liabilities	(2,198.9)	(2,190.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

Property Related Temporary Differences	$(521.6)	$(418.7)
Amounts Due from Customers for Future Federal Income Taxes	(42.7)	(40.6)
Deferred State Income Taxes	(124.8)	(138.9)
Deferred Income Taxes on Other Comprehensive Loss	9.0	7.7
Accrued Nuclear Decommissioning	(614.6)	(611.0)
Regulatory Assets	(70.2)	(74.7)
All Other, Net	3.4	(2.0)
Net Deferred Tax Liabilities	$(1,361.5)	$(1,278.2)

OPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$162.4	$171.8
Deferred Tax Liabilities	(1,545.6)	(1,528.1)
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

Property Related Temporary Differences	$(1,022.8)	$(926.5)
Amounts Due from Customers for Future Federal Income Taxes	(44.6)	(47.6)
Deferred State Income Taxes	(34.4)	(34.2)
Regulatory Assets	(220.0)	(242.4)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(3.0)
Deferred Fuel and Purchased Power	(117.4)	(145.5)
All Other, Net	58.3	42.9
Net Deferred Tax Liabilities	$(1,383.2)	$(1,356.3)

PSO	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$141.2	$110.7
Deferred Tax Liabilities	(1,113.0)	(1,016.7)
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

Property Related Temporary Differences	$(861.9)	$(805.2)
Amounts Due from Customers for Future Federal Income Taxes	(2.2)	(0.7)
Deferred State Income Taxes	(117.0)	(109.3)
Regulatory Assets	(54.3)	(39.6)
Deferred Income Taxes on Other Comprehensive Loss	(2.3)	(2.7)
Deferred Federal Income Taxes on Deferred State Income Taxes	46.6	43.9
Net Operating Loss Carryforward	7.1	6.4
Tax Credit Carryforward	0.6	0.7
All Other, Net	11.6	0.5
Net Deferred Tax Liabilities	$(971.8)	$(906.0)

SWEPCo	December 31,
	2015	2014
	(in millions)
Deferred Tax Assets	$194.7	$186.1
Deferred Tax Liabilities	(1,594.5)	(1,528.2)
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

Property Related Temporary Differences	$(1,275.1)	$(1,235.1)
Amounts Due from Customers for Future Federal Income Taxes	(47.8)	(44.1)
Deferred State Income Taxes	(132.3)	(124.1)
Regulatory Assets	(26.1)	(19.4)
Deferred Income Taxes on Other Comprehensive Loss	5.0	4.0
Impairment Loss - Turk Plant	20.7	21.1
Net Operating Loss Carryforward	19.7	21.9
All Other, Net	36.1	33.6
Net Deferred Tax Liabilities	$(1,399.8)	$(1,342.1)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in millions)
AEP	Kentucky	$80.7	2035
AEP	Louisiana	376.3	2030
AEP	Oklahoma	378.1	2035
AEP	West Virginia	49.9	2033
APCo	West Virginia	24.8	2033
OPCo	West Virginia	25.2	2033
PSO	Oklahoma	181.8	2035
SWEPCo	Louisiana	375.7	2030
SWEPCo	Oklahoma	3.2	2035

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in millions)
AEP	$85.0	$47.8	$23.4	$23.4
APCo	19.1	5.8	—	—
I&M	3.7	3.2	—	—
OPCo	19.3	1.0	—	—
PSO	0.6	0.6	23.4	23.4
SWEPCo	0.7	0.6	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2015			2014
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$2.7	$0.8	$—	$2.9	$1.2	$2.0
APCo	0.4	—	—	—	—	0.2
I&M	0.2	—	—	—	—	0.3
OPCo	1.0	—	—	0.1	—	0.2
PSO	0.1	—	—	0.1	—	0.1
SWEPCo	0.4	—	—	0.2	—	0.2

	Year Ended December 31, 2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in millions)
AEP	$1.5	$51.8	$—
APCo	—	1.1	—
I&M	—	0.6	—
OPCo	—	1.9	—
PSO	—	0.1	—
SWEPCo	0.2	—	—

Amounts Accrued for Receipt of Interest

December 31,
Company	2015	2014
(in millions)
AEP	$44.7	$44.0
APCo	—	—
I&M	—	—
OPCo	—	—
PSO	—	—
SWEPCo	—	—

Amounts Accrued for Payment of Interest and Penalties

	December 31,
Company	2015	2014
	(in millions)
AEP	$7.2	$5.9
APCo	—	—
I&M	0.6	0.5
OPCo	0.6	0.4
PSO	0.4	0.3
SWEPCo	1.4	1.0

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$0.3	$2.4	$6.9	$1.3	$9.3

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2014	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6
Increase – Tax Positions Taken During a Prior Period	18.2	—	1.4	6.4	—	1.6
Decrease – Tax Positions Taken During a Prior Period	(1.5)	—	—	—	—	(0.8)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Increase – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(0.6)	—	(0.7)	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(9.3)	(1.2)	(1.6)	(1.6)	(0.9)	(0.9)
Balance as of December 31, 2014	$182.0	$—	$2.3	$6.9	$1.3	$7.5

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2013	$267.2	$5.3	$15.1	$11.1	$2.3	$9.5
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(93.6)	(4.1)	(11.9)	(9.0)	(0.1)	(3.2)
Increase – Tax Positions Taken During the Current Year	1.8	—	—	—	—	1.3
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(0.2)	—	—	—	—	—
Balance as of December 31, 2013	$175.2	$1.2	$3.2	$2.1	$2.2	$7.6

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2015	2014	2013
	(in millions)
AEP	$100.2	$97.2	$86.9
APCo	0.2	—	—
I&M	1.6	1.6	1.2
OPCo	4.5	4.5	0.7
PSO	0.9	0.9	0.8
SWEPCo	6.0	4.9	4.4